Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Cash and cash equivalents [Abstract]
Schedule of cash and cash equivalents balance
	December 31, 2016		December 31, 2017
	Amount	RMB equivalent	Amount	RMB equivalent

RMB	1,536,947	1,536,947	1,627,044	1,627,044
US$	6,171	42,796	151,529	990,388
Total		1,579,743		2,617,432